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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                          Pioneer Oak Ridge Small Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  August 31, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Oak Ridge Small Cap Growth Fund
               Schedule of Investments 8/31/04 (unaudited)

   Shares                                                                              Value
               COMMON STOCKS - 90.7 %
               Energy - 3.7 %
               Oil & Gas Exploration & Production - 3.7 %
      14,430   Evergreen Resources, Inc. *                                   $                569,263
      31,359   Remington Oil & Gas Corp. *                                                    776,449
                                                                             $              1,345,712
               Total Energy                                                  $              1,345,712
               Materials - 4.4 %
               Commodity Chemicals - 4.4 %
      34,665   Airgas, Inc.                                                  $                771,296
      32,466   Spartech Corp.                                                                 786,651
                                                                             $              1,557,947
               Total Materials                                               $              1,557,947
               Capital Goods - 6.1 %
               Aerospace & Defense - 1.7 %
      14,743   Engineered Support Systems                                    $                637,045
               Electrical Components & Equipment - 1.9 %
      33,895   Paxar Corp. *                                                 $                686,035
               Industrial Machinery - 2.5 %
      28,112   Idex Corp.                                                    $                863,601
               Total Capital Goods                                           $              2,186,681
               Commercial Services & Supplies - 5.7 %
               Diversified Commercial Services - 2.4 %
      25,165   Laureate Education, Inc. *                                    $                860,391
               Environmental Services - 3.3 %
       9,305   Stericycle, Inc. *                                            $                439,010
      25,062   Waste Connections, Inc. *                                                      735,570
                                                                             $              1,174,580
               Total Commercial Services & Supplies                          $              2,034,971
               Transportation - 5.3 %
               Trucking - 5.3 %
      41,497   Knight Transportation, Inc. *                                 $                825,375
      20,610   UTI Worldwide, Inc.                                                          1,058,324
                                                                             $              1,883,699
               Total Transportation                                          $              1,883,699
               Consumer Durables & Apparel - 1.9 %
               Footwear - 1.9 %
      28,775   Wolverine World Wide, Inc.                                    $                694,053
               Total Consumer Durables & Apparel                             $                694,053
               Retailing - 3.4 %
               Catalog Retail - 1.8 %
      34,731   J. Jill Group, Inc. *                                         $                628,284
               Computer & Electronics Retail - 0.5 %
       7,700   Altiris, Inc. *                                               $                182,721
               Specialty Stores - 1.1 %
      10,000   O'Reilly Automotive, Inc. *                                   $                394,100
               Total Retailing                                               $              1,205,105
               Food & Drug Retailing - 2.4 %
               Food Distributors - 2.4 %
      34,083   United Natural Foods, Inc. *                                  $                843,895
               Total Food & Drug Retailing                                   $                843,895
               Household & Personal Products - 2.3 %
               Household Products - 2.3 %
      18,078   Church & Dwight Co., Inc.                                     $                812,968
               Total Household & Personal Products                           $                812,968
               Health Care Equipment & Services - 12.9 %
               Health Care Equipment - 4.6 %
      27,670   American Medical Systems Holdings *                           $                873,265
      19,530   Techne Corp. *                                                                 756,592
                                                                             $              1,629,857
               Health Care Facilities - 1.8 %
      28,972   Amsurg Corp. *                                                $                647,234
               Health Care Services - 1.3 %
      22,100   Accredo Health, Inc. *                                        $                482,885
               Health Care Supplies - 5.2 %
      16,700   Cooper Companies, Inc                                         $                967,765
      16,870   Dade Behring Holdings, Inc. *                                                  886,856
                                                                             $              1,854,621
               Total Health Care Equipment & Services                        $              4,614,597
               Banks - 3.4 %
               Diversified Banks - 0.8 %
       7,875   Doral Financial Corp.                                         $                320,276
               Regional Banks - 2.6 %
      25,300   East West Bancorp, Inc.                                       $                916,619
               Total Banks                                                   $              1,236,895
               Diversified Financials - 5.5 %
               Asset Management & Custody Banks - 1.3 %
       6,200   Legg Mason, Inc.                                              $                500,216
               Investment Banking & Brokerage - 1.9 %
      23,149   Portfolio Recovery Associates, Inc. *                         $                662,987
               Diversified Financial Services - 2.3 %
      50,000   Eurobancshares, Inc. *                                        $                800,000
               Total Diversified Financials                                  $              1,963,203
               Insurance - 2.5 %
               Property & Casualty Insurance - 2.5 %
      13,789   Direct General Corp.                                          $                419,461
      16,500   HCC Insurance Holdings, Inc.                                                   480,150
                                                                             $                899,611
               Total Insurance                                               $                899,611
               Real Estate - 1.9 %
               Real Estate Management & Development - 1.9 %
      20,525   Jones Lang LaSalle, Inc. *                                    $                670,141
               Total Real Estate                                             $                670,141
               Software & Services - 15.2 %
               Application Software - 4.6 %
      21,629   Kronos, Inc. *                                                $                925,289
      23,645   Verint Systems, Inc. *                                                         727,084
                                                                             $              1,652,373
               Data Processing & Outsourced Services - 3.9 %
      14,000   Alliance Data Systems Corp. *                                 $                534,800
      19,466   Global Payments, Inc.                                                          863,512
                                                                             $              1,398,312
               IT Consulting & Other Services - 6.7 %
      19,654   CACI International, Inc. *                                    $                956,953
      19,600   Cognizant Tech Solutions Corp.  *                                              537,432
      20,020   SRA International, Inc. *                                                      907,507
                                                                             $              2,401,892
               Total Software & Services                                     $              5,452,577
               Technology Hardware & Equipment - 9.4 %
               Communications Equipment - 2.0 %
      25,177   Avocent Corp. *                                               $                717,796
               Electronic Equipment & Instruments - 1.3 %
      10,245   Rogers Corp. *                                                $                475,266
               Electronic Manufacturing Services - 2.0 %
      24,850   Benchmark Electronics, Inc. *                                 $                714,686
               Technology Distributors - 4.1 %
       2,000   DRS Technologies, Inc. *                                      $                 72,760
       8,900   Fisher Scientific International, Inc. *                                        507,033
      14,631   Scansource, Inc. *                                                             878,445
                                                                             $              1,458,238
               Total Technology Hardware & Equipment                         $              3,365,986
               Semiconductors - 2.7 %
               Semiconductors - 2.7 %
      34,055   Cree, Inc. *                                                  $                851,716
      11,000   O2Micro International Ltd *                                                    105,710
                                                                             $                957,426
               Total Semiconductors                                          $                957,426
               Utilities - 2.0 %
               Gas Utilities - 2.0 %
      20,575   Southwestern Energy Co. *                                     $                731,853
               Total Utilities                                               $                731,853
               TOTAL COMMON STOCKS
               (Cost   $28,239,397)                                          $             32,457,320

 Principal
   Amount                                                                              Value
               TEMPORARY CASH INVESTMENTS - 8.1 %
               Repurchase Agreement - 8.1 %
  $2,900,000   UBS Warburg, Inc.,  1.45%, dated 8/31/04, repurchase price of $2,900,000 plus accrued interest on 9/1/04 collateralized
               by $2,787,000 U.S. Treasury Bond, 5.875%, 11/15/05            $              2,900,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost   $2,900,000)                                           $              2,900,000

               TOTAL INVESTMENT IN SECURITIES - 98.8%
               (Cost   $31,139,397)(a)                                       $             35,357,320

               OTHER ASSETS AND LIABILITIES - 1.2%                           $               418,624

               TOTAL NET ASSETS - 100.0%                                     $             35,775,944

          *    Non-income producing security.

        (a)    At August 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $31,139,397 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                     $      4,538,798

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                             (320,875)

               Net unrealized gain                                           $      4,217,923



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Oak Ridge Small Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 29, 2004

* Print the name and title of each signing officer under his or her signature.